Segment Information - Additional Information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) Segment	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segment	1		1
Number of operating segment	1		1
Non-US
Segment Reporting Information [Line Items]
Revenue earned from customers | $	$ 0	$ 0	$ 0	$ 0